UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Laidlaw Group, LLC
Address: 2 Depot Plaza, Suite 202C
Bedford Hills, NY 10507
13F File Number: 28-13641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and the it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manger:

Name: Ben Connard
Title: Analyst
Phone: 914-767-0650
Signature, 	Place, 		and Date of Signing
Ben Connard 	Bedford Hills, NY 	July 18, 2011
Report Type: (Check only one):

[ X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 62
Form 13F Information Table Value Total: 138530

List of Other Included Managers:

No. 13F File Number Name

FORM 13F INFORMATION TABLE

								VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP              	(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Company                      	COM	88579y101       $3,647	38,452	SH	0	SOLE		38,452
ABB Ltd                         	COM	375204		$4,001	154,175	SH	0	SOLE		154,175
Apache Corp                     	COM	37411105	$2,989	24,220	SH	0	SOLE		24,220
AT&T Corp                       	COM	00206R102       $216	6,890	SH	0	SOLE		6,890
Atrion Corp                     	COM	49904105	$235	1,189	SH	0	SOLE		1,189
Automatic Data Processing       	COM	53015103	$3,169	60,162	SH	0	SOLE		60,162
Berkshire Hathaway Inc Cl       	COM	84670108	$348	3	SH	0	SOLE		3
Brown-Forman Corp               	COM	115637209	$2,766	37,032	SH	0	SOLE		37,032
Celgene Corp                    	COM	151020104	$356	5,908	SH	0	SOLE		5,908
Chevron Corp                    	COM	166764100	$1,028	9,999	SH	0	SOLE		9,999
Cisco Systems Inc               	COM	17275R102       $2,111	135,235	SH	0	SOLE		135,235
Clicksoftware Tech Ltd          	COM	M25082104       $885	89,535	SH	0	SOLE		89,535
CME Group Inc                   	COM	12572Q105       $2,543	8,722	SH	0	SOLE		8,722
Companhia De Bebidas ADR        	COM	20441W203       $3,797	112,585	SH	0	SOLE		112,585
Danaher Corp                    	COM	235851102	$3,437	64,870	SH	0	SOLE		64,870
Dominion Resources Inc          	COM	25746U109       $253	5,242	SH	0	SOLE		5,242
Dupont (EI) De Nemours &        	COM	263534109	$518	9,582	SH	0	SOLE		9,582
Enerplus Corp                   	COM	292766102	$372	11,773	SH	0	SOLE		11,773
Equifax Inc                     	COM	294429105	$1,694	48,790	SH	0	SOLE		48,790
Exxon Mobil Corp                	COM	30231G102       $5,276	64,826	SH	0	SOLE		64,826
Fedex Corp                      	COM	31428X106       $3,203	33,770	SH	0	SOLE		33,770
First Community Bancshare       	COM	31983A103       $164	11,730	SH	0	SOLE		11,730
General Electric Co             	COM	369604103	$250	13,275	SH	0	SOLE		13,275
Google Inc                      	COM	38259P508       $3,203	6,326	SH	0	SOLE		6,326
Intel Corp                      	COM	458140100	$3,178	143,390	SH	0	SOLE		143,390
Intl Business Machines Co       	COM	459200101	$910	5,302	SH	0	SOLE		5,302
Johnson & Johnson               	COM	478160104	$726	10,917	SH	0	SOLE		10,917
Laboratory Corp of Americ       	COM	50540R409       $3,473	35,880	SH	0	SOLE		35,880
Landauer Inc                    	COM	51476K103       $559	9,070	SH	0	SOLE		9,070
Microsoft Corp                  	COM	594918104	$3,595	138,284	SH	0	SOLE		138,284
Mocon Inc                       	COM	607494101	$204	13,300	SH	0	SOLE		13,300
Nike Inc Class B                	COM	654106103	$3,540	39,345	SH	0	SOLE		39,345
Noble Corp                      	COM	H5883N103       $2,191	55,600	SH	0	SOLE		55,600
Oracle Corp                     	COM	68389X105       $240	7,293	SH	0	SOLE		7,293
Pfizer Inc                      	COM	717081103	$409	19,848	SH	0	SOLE		19,848
Plum Creek Timber Co Inc        	COM	729251108	$2,521	62,182	SH	0	SOLE		62,182
Procter & Gamble Co             	COM	742718109	$3,479	54,731	SH	0	SOLE		54,731
Qualcomm Inc                    	COM	747525103	$3,357	59,106	SH	0	SOLE		59,106
Schlumberger Ltd                	COM	806857108	$226	2,614	SH	0	SOLE		2,614
SM Energy Co                    	COM	7845L100        $243	3,310	SH	0	SOLE		3,310
Smucker JM Co                   	COM	832696405	$2,367	30,959	SH	0	SOLE		30,959
Southern Co                     	COM	842587107	$3,473	86,014	SH	0	SOLE		86,014
Stryker Corp                    	COM	863667101	$2,073	35,325	SH	0	SOLE		35,325
Sysco Corp                      	COM	871829107	$3,073	98,565	SH	0	SOLE		98,565
Toronto Dominion Bank           	COM	891160509	$3,323	39,140	SH	0	SOLE		39,140
United Guardian Inc             	COM	910571108	$183	12,535	SH	0	SOLE		12,535
Urstadt Biddle Pptys Inc        	COM	917286205	$474	26,200	SH	0	SOLE		26,200
Visa Inc Cl A                   	COM	92826c839       $3,640	43,200	SH	0	SOLE		43,200
iShares Barclays 1-3 Year       	ETF	464288646	$7,682	73,196	SH	0	SOLE		73,196
iShares Barclays MBS Fixe       	ETF	464288588	$8,215	76,985	SH	0	SOLE		76,985
iShares Barclays Tips Bon       	ETF	464287176	$12,125	109,586	SH	0	SOLE		109,586
iShares DJ US Oil Equip &       	ETF	464288844	$407	6,370	SH	0	SOLE		6,370
iShares MSCI Australia In       	ETF	464286103	$2,014	77,320	SH	0	SOLE		77,320
iShares MSCI South Korea        	ETF	464286772	$1,507	23,185	SH	0	SOLE		23,185
iShares S&P NY AMT-Free M       	ETF	464288323	$341	3,250	SH	0	SOLE		3,250
SPDR Barclays Municipal B       	ETF	78464A458       $4,585	202,520	SH	0	SOLE		202,520
SPDR DB Intl Govt Infl-Pr       	ETF	78464A490	$894	14,445	SH	0	SOLE		14,445
SPDR Nuveen Barclays Capi       	ETF	78464A433       $656	29,325	SH	0	SOLE		29,325
Vanguard Short Term Bond        	ETF	921937207	$384	36,205	SH	0	SOLE		36,205
Vanguard Total Stock Mark       	ETF	922908769	$379	5,539	SH	0	SOLE		5,539
WisdomTree Emerging Mkts        	ETF	97717W281       $3,525	67,103	SH	0	SOLE		67,103
WisdomTree Emerging Mkts        	ETF	97717X867       $1,898	35,470	SH	0	SOLE		35,470


